Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities
Profit before income taxes from continuing operations	$ 37,507	$ 43,396		$ 40,700
Profit before income taxes from discontinued operations	139,792	20,105		941
Income taxes paid	(9,887)	(9,870)		(4,381)
Depreciation and amortization	20,390	18,934		12,694
Share of net loss (income) of associates and joint ventures	(2,005)	3,818		3,248
Change in fair value of preferred shares in associates	(24,000)	(37,900)	[1]
Share-based payment expense	4,521	5,118		6,439
Gain on disposal of emerging market fintech operations	(151,368)
Impact of divestment of joint venture	1,834
Net finance income (expense)	(11,980)	(8,756)		433
Change in inventories	7,752	(7,752)
Change in trade and other receivables	22,101	(14,206)		(6,543)
Change in loans to customers	75,064	(90,023)		(3,092)
Change in trade and other payables	(25,135)	39,168		(5,635)
Change in deferred revenue	(346)	(1,224)		460
Change in prepayments	12,032	(11,437)		(12,205)
Change in other liabilities	(1,482)	5,441		1,507
Other	(1,466)	724		(738)
Net cash flow from (used in) operating activities	93,324	(44,464)		33,828
Cash flows from investment activities
Purchase of intangibles assets	(2,286)
Proceeds from sales of equipment and intangible assets		6
Purchase of equipment	(2,484)	(8,868)		(2,616)
Settlement of earnout obligation				(600)
Receipt of contingent consideration				2,945
Acquisition of subsidiary, net of cash acquired	(4,882)			(7,901)
Cash transferred upon loss of control over emerging market fintech operations	(39,260)
Release of escrow account	1,000			2,508
Deposit of collateral for subsidiaries' loan facility	(1,000)	(52,878)
Disbursement of short-term loans	(6,332)			(2,400)
Repayment of short-term loans	6,332
Investment in, and loans to associates and joint ventures	(440)	(6,550)		(32,867)
Repayment of loans to associates and joint ventures		726
Net sale (purchase) of listed equity instruments	58,535	(35,250)		(2,188)
Interest income received	326
Development expenditure	(6,553)	(4,173)		(4,132)
Net cash flow from (used in) investing activities	2,956	(106,987)		(47,250)
Cash flows from financing activities
Proceeds from issues of equity instruments		82,630		170,871
Transaction costs on issue of equity instruments		(1,364)		(2,992)
Acquisition of treasury shares	(49,049)	(5,780)		(4,875)
Proceeds from loans and borrowings	6,905	43,163
Interests on loans and borrowings	(1,752)	(1,184)
Repayment of loans and borrowings	(52,874)	(1,509)		(1,765)
Payment of lease liabilities	(4,202)	(2,755)		(2,293)
Net cash flow from (used in) financing activities	(100,972)	113,200		158,946
Net change in cash and cash equivalents	(4,692)	(38,248)		145,524
Cash and cash equivalents at beginning of period	139,487	177,873		33,207
Net foreign exchange difference	(627)	(137)		(857)
Cash and cash equivalents at end of period	$ 134,168	$ 139,487		$ 177,873

[1]	Amounts in the comparative periods have been re-presented to account for the impact of discontinued operations and the reclassification of items classified as "cost of revenue" in the consolidated financial statements for the years ended December 31, 2018 and 2019. See Notes 2 and 9 for additional information.